SUBSEQUENT EVENT NOTE (Narrative) (Details) - $ / shares		1 Months Ended		12 Months Ended
	Mar. 12, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Stock repurchased during period				25,000
Warrant exercised				0	0	0
Warrants expired				0	0	147,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchased during period		5,000
Warrant exercised		885,000
Warrant exercised, strike price		$ 0.50
Warrants expired		365,000
Treasury shares cancelled			25,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock repurchased during period	4,000,000